Income Taxes (Details)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	(0.80%)	(1.50%)	0.00%	5.40%	2.60%	0.40%	0.00%